SHARE CAPITAL (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Issuance of shares warrants exercised shares		925,667
Share issuance costs	$ (0)	$ 43
Issuance of shares private placement		824
Options vested value	$ 62	$ 58
Deferred share units issued	187,745	180,378
Value of deferred share units issued	$ 137	$ 140
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Shares prices ranging		$ 0.87
Top of range [member]
IfrsStatementLineItems [Line Items]
Shares prices ranging		$ 1.01